Related Party Transactions - Schedule of Related Party (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Media And Entertainment Services Income with Ultimate Holding Company [Member]
Schedule of Related Party [Line Items]
Related parties, transactions	$ 2,739	$ 2,737	$ 2,726
Stock-Borrowing Charges with Ultimate Holding Company [Member]
Schedule of Related Party [Line Items]
Related parties, transactions	737
Deposits Paid on Behalf of a Fellow Subsidiary [Member]
Schedule of Related Party [Line Items]
Related parties, transactions	$ 77,225